Investments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Summary of Company's Investments	The Company’s investments consisted of the following:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investments in equity method investees	$68.4	$63.1
Other investments	6.4	1.6

	$74.8	$64.7

Schedule of Investments
The Company’s investments consisted of the following:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Investments in equity method investees	$69.7	$68.4
Other investments (1)	9.7	6.4

	$79.4	$74.8

(1)	Other investments represents equity investments without readily determinable fair values.